Related Party Transactions - Private Placement (Details) - Jaws Acquisition Corp	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Class A common stock
Related Party Transaction [Line Items]
Number of shares per warrant (in shares) | shares	0.33
Exercise price of warrant (in dollars per share) | $ / shares	$ 11.50
Sponsor | Private Placement
Related Party Transaction [Line Items]
Number of warrants issued (in shares) | shares	10,533,333
Price of warrants (in dollars per share) | $ / shares	$ 1.50
Aggregate purchase price | $	$ 15,800,000
Sponsor | Private Placement | Class A common stock
Related Party Transaction [Line Items]
Number of shares per warrant (in shares) | shares	1
Exercise price of warrant (in dollars per share) | $ / shares	$ 11.50